Segment Reporting	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Segment Reporting [Abstract]
Segment Reporting
(13)	SEGMENT REPORTING

An operating segment is a component of an entity that has all of the following characteristics:

•	It engages in business activities from which it may earn revenues and incur expenses.

•	Its operating results are regularly reviewed by the entity’s chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance.

•	Its discrete financial information is available.

The Company’s chief operating decision maker is its Chief Executive Officer.

The Company uses the management approach to determine the segment financial information that should be disaggregated and presented separately in the Company’s notes to its financial statements. The management approach is based on the manner by which management has organized the segments within the Company for making operating decisions, allocating resources, and assessing performance. The Company evaluates performance and makes decisions about allocating resources to its operating segments based on financial measures such as revenue and adjusted EBITDA (as defined below).

The Company’s individual strategic product groups (“SPGs”) are organized into three reportable segments based on the similarities of business activities: Physical Infrastructure, Lit Services and Other. The Physical Infrastructure reporting segment is comprised of the following SPGs: Dark Fiber, Mobile Infrastructure, and Zayo Colocation (“zColo”). The Lit Services reporting segment is comprised of the following SPGs: Wavelengths, Ethernet, IP and SONET. SPGs report directly to the segment managers who are responsible for the operations and financial results for the Physical Infrastructure, Lit Services and Other reportable segments. The segment managers for each of the Physical Infrastructure, Lit Services and Other reportable segments report directly to the CODM, and it is the financial results of those segments that are evaluated and drive the resource allocation decisions.

The Company’s three reportable segments are described below:

Physical Infrastructure.    Through the Physical Infrastructure segment, the Company provides raw bandwidth infrastructure to customers that require more control of their internal networks. These services include dark fiber, mobile infrastructure (fiber-to-the-tower and small cell), and colocation and interconnection. Dark fiber is a physically separate and secure, private platform for dedicated bandwidth. The Company leases dark fiber pairs (usually 2 to 12 total fibers) to its customers, who “light” the fiber using their own optronics. The Company’s mobile infrastructure services provide direct fiber connections to cell towers, small cells, hub sites, and mobile switching centers. The Company’s datacenters offer colocation and interconnection services to its customers, who then house and power the Company’s computing and networking equipment for the purpose of aggregating and distributing data, voice, Internet, and video traffic. Physical Infrastructure customers include carriers and other communication service providers, Internet service providers, wireless service providers, major media and content companies, large enterprises, and other companies that have the expertise to run their own fiber optic networks or require interconnected technical space. The contract terms in the Physical Infrastructure segment generally tend to range from three to twenty years.

Lit Services.    The Lit Services segment provides bandwidth infrastructure solutions over the Company’s metro, regional, and long-haul fiber networks where it uses optronics to light the fiber and the Company’s customers pay for access based on the amount and type of bandwidth they purchase. The Company’s lit services include wavelength, Ethernet, IP, and SONET services with capacity ranging from 1.54Mb to 100G. The Company targets customers who require a minimum of 10G of bandwidth across their networks. Lit Services customers include carriers, financial services companies, healthcare, government institutions, education institutions and other enterprises. The contract terms in this segment tend to range from two to five years.

Other.    The Other segment is primarily comprised of ZPS and Zayo France. ZPS provides network and technical resources to customers in designing, acquiring and maintaining their networks. Services are typically provided for a term of one year for a fixed recurring monthly fee in the case of network and on an hourly basis for technical resources (usage revenue). Zayo France provides services using the Company’s Paris and regional fiber network and nine colocation centers across France.

Revenues for all of the Company’s products are included in one of the Company’s three reportable segments. The results of operations for each reportable segment include an allocation of certain indirect costs and corporate related costs, including overhead and third party-financed debt. The allocation is based on a percentage that represents management’s estimate of the relative burden each segment bears of indirect and corporate costs. Management has evaluated the allocation methods utilized to allocate these costs and determined they are systematic and rational. Identifiable assets for each reportable segment are reconciled to total consolidated assets including unallocated corporate assets and intersegment eliminations. Unallocated corporate assets consist primarily of cash and deferred taxes. The following tables summarize financial information of each of the segments:

Segment Adjusted EBITDA

Segment Adjusted EBITDA is the primary measure used by the Company’s CODM to evaluate segment operating performance.

The Company defines Segment Adjusted EBITDA as earnings from continuing operations before interest, income taxes, depreciation and amortization (“EBITDA”) adjusted to exclude acquisition or disposal-related transaction costs, losses on extinguishment of debt, stock-based compensation, unrealized foreign currency gains (losses) on an intercompany loan, and non-cash income (loss) on equity and cost method investments. The Company uses Segment Adjusted EBITDA to evaluate operating performance, and this financial measure is among the primary measures used by management for planning and forecasting of future periods. The Company believes that the presentation of Segment Adjusted EBITDA is relevant and useful for investors because it allows investors to view results in a manner similar to the method used by management and facilitates comparison of the Company’s results with the results of other companies that have different financing and capital structures.

Segment Adjusted EBITDA results, along with other quantitative and qualitative information, are also utilized by the Company and its Compensation Committee for purposes of determining bonus payouts to employees.

Segment Adjusted EBITDA has limitations as an analytical tool and should not be considered in isolation from, or as a substitute for, analysis of the Company’s results from operations and operating cash flows as reported under GAAP. For example, Segment Adjusted EBITDA:

•	does not reflect capital expenditures, or future requirements for capital and major maintenance expenditures or contractual commitments;

•	does not reflect changes in, or cash requirements for, working capital needs;

•	does not reflect the significant interest expense, or the cash requirements necessary to service the interest payments, on the Company’s debt; and

•	does not reflect cash required to pay income taxes.

The Company’s computation of Segment Adjusted EBITDA may not be comparable to other similarly titled measures computed by other companies because all companies do not calculate segment Adjusted EBITDA in the same fashion.

	As of and for the three months ended December 31, 2014
	Physical Infrastructure	Lit Services	Other	Corp/ elimination	Total
Revenue from external customers	$152.7	$157.4	$13.8	$—	$323.9
Segment Adjusted EBITDA	$102.1	$84.2	$3.4	$—	$189.7
Total assets	$2,878.5	$1,781.8	$123.1	$280.5	$5,063.9
Capital expenditures	$76.6	$52.5	$0.4	$—	$129.5

	As of and for the six months ended December 31, 2014
	Physical Infrastructure	Lit Services	Other	Corp/ elimination	Total
Revenue from external customers	$302.4	$313.5	$28.6	$—	$644.5
Segment Adjusted EBITDA	$199.4	$166.4	$6.9	$—	$372.7
Capital expenditures	$144.6	$98.5	$1.7	$—	$244.8

	As of and for the three months ended December 31, 2013
	Physical Infrastructure	Lit Services	Other	Corp/ elimination	Total
Revenue from external customers	$120.9	$151.3	$6.5	$(1.7)	$277.0
Segment Adjusted EBITDA	$80.2	$81.1	$1.8	$(1.4)	$161.7
Capital expenditures	$46.7	$41.6	$—	$—	$88.3

	As of and for the six months ended December 31, 2013
	Physical Infrastructure	Lit Services	Other	Corp/ elimination	Total
Revenue from external customers	$234.5	$300.7	$13.3	$(3.4)	$545.1
Segment Adjusted EBITDA	$154.5	$161.9	$3.6	$(2.7)	$317.3
Capital expenditures	$91.9	$83.1	$—	$—	$175.0

	As of June 30, 2014
	Physical Infrastructure	Lit Services	Other	Corp/ elimination	Total
Total assets	$2,851.8	$1,739.1	$43.1	$416.4	$5,050.4

Reconciliation from Segment Adjusted EBITDA to net earnings/(loss) from continuing operations

	Three months ended December 31,
	2014	2013
Segment Adjusted EBITDA	$189.7	$161.7
Interest expense	(53.4)	(50.3)
Benefit/(provision) for income taxes	4.4	(8.4)
Depreciation and amortization expense	(96.9)	(81.7)
Transaction costs	(1.3)	(0.2)
Stock-based compensation	6.0	(57.0)
Loss on extinguishment of debt	(30.9)	(1.9)
Foreign currency loss on intercompany loans	(13.3)	0.2
Non-cash loss on investments	(0.5)	—

Net earnings/(loss) from continuing operations	$3.8	$(37.6)

	Six months ended December 31,
	2014	2013
Segment Adjusted EBITDA	$372.7	$317.3
Interest expense	(100.3)	(101.8)
Provision for income taxes	(5.0)	(17.7)
Depreciation and amortization expense	(192.9)	(162.7)
Transaction costs	(4.8)	(0.8)
Stock-based compensation	(117.1)	(99.9)
Loss on extinguishment of debt	(30.9)	(1.9)
Foreign currency loss on intercompany loans	(27.9)	0.8
Non-cash loss on investments	(0.5)	—

Net loss from continuing operations	$(106.7)	$(66.7)

(17)	SEGMENT REPORTING

An operating segment is a component of an entity that has all of the following characteristics:

•	It engages in business activities from which it may earn revenues and incur expenses.

•	Its operating results are regularly reviewed by the entity’s chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance.

•	Its discrete financial information is available.

The Company’s chief operating decision maker is its Chief Executive Officer.

The Company uses the management approach to determine the segment financial information that should be disaggregated and presented separately in the Company’s notes to its financial statements. The management approach is based on the manner by which management has organized the segments within the Company for making operating decisions, allocating resources, and assessing performance. The Company evaluates performance and makes decisions about allocating resources to its operating segments based on financial measures such as revenue and adjusted EBITDA (as defined below).

The Company’s eight SPGs are organized into three reportable segments based on the similarities of business activities: Physical Infrastructure, Lit Services, and Other. The Physical Infrastructure reporting segment is comprised of the following SPGs: Dark Fiber, Mobile Infrastructure, and zColo. The Lit Services reporting segment is comprised of the following SPGs: Wavelengths, Ethernet, IP and SONET. The Other reporting segment is comprised of the ZPS SPG. SPGs report directly to the segment managers who are responsible for the operations and financial results for the Physical Infrastructure, Lit Services and Other reportable segments. The segment managers for each of the Physical Infrastructure, Lit Services and Other reportable segments report directly to the CODM, and it is the financial results of those segments that are evaluated and drive the resource allocation decisions.

The Company’s three reportable segments are described below:

•	Physical Infrastructure. Through the Physical Infrastructure segment, the Company provides raw bandwidth infrastructure to customers that require more control of their internal networks. These services include dark fiber, mobile infrastructure (fiber-to-the-tower and small cell), and colocation and interconnection. Dark fiber is a physically separate and secure, private platform for dedicated bandwidth. The Company leases dark fiber pairs (usually 2 to 12 total fibers) to its customers, who “light” the fiber using their own optronics. The Company’s mobile infrastructure services provide direct fiber connections to cell towers, small cells, hub sites, and mobile switching centers. The Company’s datacenters offer colocation and interconnection services to its customers, who then house and power the Company’s computing and networking equipment for the purpose of aggregating and distributing data, voice, Internet, and video traffic. Physical Infrastructure customers include carriers and other communication service providers, Internet service providers, wireless service providers, major media and content companies, large enterprises, and other companies that have the expertise to run their own fiber optic networks or require interconnected technical space. The contract terms in the Physical Infrastructure segment generally tend to range from three to twenty years.

•	Lit Services. The Lit Services segment provides bandwidth infrastructure solutions over the Company’s metro, regional, and long-haul fiber networks where it uses optronics to light the fiber and the Company’s customers pay for access based on the amount and type of bandwidth they purchase. The Company’s lit services include wavelength, Ethernet, IP, and SONET services with capacity ranging from 1.54Mb to 100G. The Company targets customers who require a minimum of 10G of bandwidth across their networks. Lit Services customers include carriers, financial services companies, healthcare, government institutions, education institutions and other enterprises. The contract terms in this segment tend to range from two to five years.

•	Other. The Other segment is comprised of the ZPS SPG, which provides network and technical resources to customers in designing, acquiring and maintaining their networks. Services are typically provided for a term of one year for a fixed recurring monthly fee in the case of network and on an hourly basis for technical resources (usage revenue).

Revenues for all of the Company’s products are included in one of the Company’s three reportable segments. The results of operations for each reportable segment include an allocation of certain indirect costs and corporate related costs, including overhead and third party-financed debt. The allocation is based on a percentage that represents management’s estimate of the relative burden each segment bears of indirect and corporate costs. Management has evaluated the allocation methods utilized to allocate these costs and determined they are systematic and rational. Identifiable assets for each reportable segment are reconciled to total consolidated assets including unallocated corporate assets and intersegment eliminations. Unallocated corporate assets consist primarily of cash and deferred taxes. The following tables summarize financial information of each of the segments:

Segment Adjusted EBITDA

Segment Adjusted EBITDA is the primary measure used by the Company’s CODM to evaluate segment operating performance.

The Company defines Segment Adjusted EBITDA as earnings from continuing operations before interest, income taxes, depreciation and amortization (“EBITDA”) adjusted to exclude acquisition or disposal-related transaction costs, losses on extinguishment of debt, stock-based compensation, unrealized foreign currency gains on an intercompany loan, and impairment of cost method investment. The Company uses Segment Adjusted EBITDA to evaluate operating performance, and this financial measure is among the primary measures used by management for planning and forecasting of future periods. The Company believes that the presentation of Segment Adjusted EBITDA is relevant and useful for investors because it allows investors to view results in a manner similar to the method used by management and facilitates comparison of the Company’s results with the results of other companies that have different financing and capital structures.

Segment Adjusted EBITDA results, along with other quantitative and qualitative information, are also utilized by the Company and its Compensation Committee for purposes of determining bonus payouts to employees.

Segment Adjusted EBITDA has limitations as an analytical tool and should not be considered in isolation from, or as a substitute for, analysis of the Company’s results from operations and operating cash flows as reported under GAAP. For example, Segment Adjusted EBITDA:

•	does not reflect capital expenditures, or future requirements for capital and major maintenance expenditures or contractual commitments;

•	does not reflect changes in, or cash requirements for, working capital needs;

•	does not reflect the significant interest expense, or the cash requirements necessary to service the interest payments, on the Company’s debt; and

•	does not reflect cash required to pay income taxes.

The Company’s computation of Segment Adjusted EBITDA may not be comparable to other similarly titled measures computed by other companies because all companies do not calculate segment Adjusted EBITDA in the same fashion.

	For the year ended June 30, 2012
	Physical Infrastructure	Lit Services	Other	Corp/ eliminations	Total
Revenue from external customers	$157,419	$224,624	$—	$(6,517)	$375,526
Segment Adjusted EBITDA	101,060	92,120	—	(5,394)	187,786
Total assets(1)	611,777	483,755	—	346,523	1,442,055
Capital expenditures, net of stimulus grant reimbursements	38,809	85,328	—	—	124,137

(1)	Assets of discontinued operations of $67,265 are included in the Corp/elimination column for the year ended June 30, 2012.

	For the year ended June 30, 2013
	Physical Infrastructure	Lit Services	Other	Corp/ eliminations	Total
Revenue from external customers	$413,013	$570,462	$27,775	$(6,896)	$1,004,354
Segment Adjusted EBITDA	275,684	277,854	6,193	(5,302)	554,429
Total assets(1)	2,311,552	1,685,510	32,363	221,815	4,251,240
Capital expenditures, net of stimulus grant reimbursements	180,261	142,940	31	—	323,232

(1)	Assets of discontinued operations of $72,143 are included in the Corp/elimination column for the year ended June 30, 2013

	For the year ended June 30, 2014
	Physical Infrastructure	Lit Services	Other	Corp/ eliminations	Total
Revenue from external customers	$495,411	$606,213	$28,143	$(6,580)	$1,123,187
Segment Adjusted EBITDA	324,913	325,895	7,999	(5,197)	653,610
Total assets	2,851,765	1,739,139	43,089	415,073	5,049,066
Capital expenditures	209,147	151,610	—	—	360,757

Reconciliation from Total Segment Adjusted EBITDA to net earnings/(loss) from continuing operations before income taxes

	For the year ended June 30,
	2012	2013	2014
Total Segment Adjusted EBITDA	$187,786	$554,429	$653,610
Interest expense	(50,720)	(202,464)	(203,529)
Depreciation and amortization expense	(84,961)	(324,532)	(338,268)
Transaction costs	(6,630)	(14,204)	(5,295)
Impairment of cost method investment	(2,248)	—	—
Stock-based compensation	(26,253)	(105,849)	(253,681)
Loss on extinguishment of debt	—	(77,253)	(1,911)
Unrealized foreign currency gain	—	55	4,725

Net earnings/(loss) from continuing operations before provision for income taxes	$16,974	$(169,818)	$(144,349)

The following is a summary of geographical information (dollars in thousands):

	For the year ended June 30,
	2012	2013	2014
Revenue from external customers:
United States	$375,526	$946,502	$1,052,778
United Kingdom	—	57,488	70,271
Japan	—	364	138

	$375,526	$1,004,354	$1,123,187

Long-lived assets:
United States	$961,921	$3,094,392	$3,212,758
United Kingdom	—	120,221	429,879
Japan	—	2	346

	$961,921	$3,214,615	$3,642,983

The Company includes all non-current assets, except for goodwill and assets of discontinued operations, in its long-lived assets.